Document And Entity Information	Oct. 10, 2019
Document Information [Line Items]
Entity Registrant Name	OTTER TAIL CORPORATION
Document Type	8-K
Document Period End Date	Oct. 10, 2019
Entity Incorporation, State or Country Code	MN
Entity File Number	0-53713
Entity Tax Identification Number	27-0383995
Entity Address, Address Line One	215 South Cascade Street
Entity Address, City or Town	Fergus Falls
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56538-0496
City Area Code	(866)
Local Phone Number	410-8780
Title of 12(b) Security	Common Shares
Trading Symbol	OTTR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001466593